Deferred funding asset (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Detailed Information About Composition of Deferred Funding Asset

The Company fully utilized the deferred funding asset in the fourth quarter of 2017 and expects payment from its partner during the first quarter of 2018.

	As at December 31
	2017	2016
Current portion	$18	$77
Long-term portion	—	16

Total	$18	$93